Provisions for legal proceedings are set out as follows: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 2,468	$ 2,018	$ 2,228	$ 2,199
Legal proceedings provision [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	771	716
Provision for taxes other than income tax [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	385	306
Civil provision [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	1,084	820
Other environment related provision [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 228	$ 176